Analysis of performance by segment (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of segment results	B1.1 Segment results

		2025 $m	2024 $m	2023 $m
	Note	note (i)	note (i)	note (i)
Hong Kong		1,219	1,069	1,013
Indonesia		250	268	221
Mainland China note (ii)		411	363	368
Malaysia		410	338	305
Singapore		706	693	584
Growth markets and other note (iii)		614	688	746
Eastspring		329	304	280
Other income and expenditure unallocated to a segment:
Net investment return and other items note (iv)		(41)	21	(21)
Interest payable on core structural borrowings		(184)	(171)	(172)
Corporate expenditure		(237)	(237)	(230)
Total other expenditure		(462)	(387)	(423)
Restructuring and IFRS 17 implementation costs note (v)		(171)	(207)	(201)
Adjusted operating profit	B1.2	3,306	3,129	2,893
Tax charge on adjusted operating profit	B3.2	(534)	(547)	(444)
Adjusted operating profit after tax		2,772	2,582	2,449
Short-term interest rate and other market fluctuations		120	(105)	(774)
Gain (loss) attaching to corporate transactions note (vi)		1,515	(71)	(22)
Tax (charge) credit on non-operating result	B3.2	(288)	9	59
Profit for the year	B1.5	4,119	2,415	1,712

Attributable to:
Equity holders of the Company		3,978	2,285	1,701
Non-controlling interests		141	130	11
Profit for the year		4,119	2,415	1,712

Basic earnings per share (in cents)		2025	2024	2023
	Note	note (i)	note (i)	note (i)
Based on adjusted operating profit, net of tax and non-controlling interest	B4	101.4¢	89.7¢	89.0¢
Based on profit for the year, net of non-controlling interest	B4	154.2¢	84.1¢	62.1¢
Notes
(i)Segment results are attributed to the shareholders of the Group before deducting the amount attributable to the non-controlling interests. This presentation is applied consistently throughout the document.
(ii)The Mainland China segment reflects the Group’s 50 per cent ownership in CITIC-Prudential Life Insurance Company Limited, a life joint venture with CITIC, a leading Chinese state-owned conglomerate.
(iii)The Growth markets and other segment includes non-insurance entities that support the Group’s insurance business and the result for this segment is after deducting the corporate taxes arising from all the life joint ventures and associates.
(iv)Net investment return and other items include an adjustment to eliminate intercompany profits. Entities within the Prudential Group can provide services to each other, the most significant example being the provision of asset management services by Eastspring to the life entities. If the associated expenses are deemed attributable to the entity’s insurance contracts then the costs are included within the estimate of future cash flows when measuring the insurance contract under IFRS 17. In the Group’s consolidated accounts, IFRS 17 requires the removal of the intercompany profit from the measurement of the insurance contract. Put another way, the future cash flows include the cost to the Group (not the insurance entity) of providing the service. In the period that the service is provided, the entity undertaking the service, for example Eastspring, recognises the profit it earns as part of its results. To avoid any double counting, an adjustment is included within 'net investment return and other items' unallocated to a segment to remove the benefit already recognised when valuing the insurance contract.
(v)Restructuring costs largely comprise the costs of Group-wide projects including reorganisation programmes and initial costs of establishing new business initiatives and operations. The costs include those incurred in insurance and asset management operations of $(49) million (2024: $(59) million; 2023: $(81)
million).
(vi)The gain (loss) attaching to corporate transactions in 2025 and 2024 mainly relates to the disposal or partial disposal of businesses. In 2025, it largely represents the gain arising from a reduction in the Group’s interest in ICICI Prudential Asset Management Company Limited (from 49 per cent to 34.59 per cent) as discussed further in note D6.3. The $22 million loss in 2023 largely reflected costs incurred on the termination of corporate services.

Schedule of segmental analysis of revenue

	2025 $m
	Insurance operations note (i)
	Hong Kong	Indonesia	Malaysia	Singapore	Growth markets and other	Eastspring	Inter- segment elimination	Total segment	Unallocated to a segment (central operations)	Total
Insurance revenue
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	1,326	632	854	1,237	682	–	–	4,731	–	4,731
Change in risk adjustment for non-financial risk	78	33	34	68	59	–	–	272	–	272
Release of CSM for services provided	1,025	148	214	529	522	–	–	2,438	–	2,438
Other adjustments note (ii)	46	46	41	2	69	–	–	204	–	204
Recovery of insurance acquisition cash flows	1,549	277	309	557	743	–	–	3,435	–	3,435
	4,024	1,136	1,452	2,393	2,075	–	–	11,080	–	11,080
Other revenue note (iii)	29	3	1	–	20	358	–	411	–	411
Total revenue from external customers note (iv)	4,053	1,139	1,453	2,393	2,095	358	–	11,491	–	11,491
Intra-group revenue	–	–	–	–	–	224	(224)	–	–	–
Investment return
Interest income	1,340	105	239	886	822	5	–	3,397	137	3,534
Dividend and other investment income	1,253	65	198	549	145	4	–	2,214	–	2,214
Investment appreciation (depreciation)	6,342	212	199	3,453	459	5	–	10,670	(154)	10,516
	8,935	382	636	4,888	1,426	14	–	16,281	(17)	16,264
Total revenue	12,988	1,521	2,089	7,281	3,521	596	(224)	27,772	(17)	27,755

	2024 $m
	Insurance operations note (i)
	Hong Kong	Indonesia	Malaysia	Singapore	Growth markets and other	Eastspring	Inter- segment elimination	Total segment	Unallocated to a segment (central operations)	Total
Insurance revenue
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	1,195	670	740	1,121	715	–	–	4,441	–	4,441
Change in risk adjustment for non- financial risk	68	37	26	64	62	–	–	257	–	257
Release of CSM for services provided	908	146	206	521	505	–	–	2,286	–	2,286
Other adjustments note (ii)	88	31	50	32	16	–	–	217	–	217
Recovery of insurance acquisition cash flows	1,445	293	268	513	638	–	–	3,157	–	3,157
	3,704	1,177	1,290	2,251	1,936	–	–	10,358	–	10,358
Other revenue note (iii)	24	2	–	2	21	333	–	382	–	382
Total revenue from external customers note (iv)	3,728	1,179	1,290	2,253	1,957	333	–	10,740	–	10,740
Intra-group revenue	–	–	–	–	–	221	(221)	–	–	–
Investment return
Interest income	1,077	101	216	797	688	7	–	2,886	209	3,095
Dividend and other investment income	1,279	105	181	651	164	3	–	2,383	–	2,383
Investment appreciation (depreciation)	(3,317)	(86)	736	2,275	604	1	–	213	228	441
	(961)	120	1,133	3,723	1,456	11	–	5,482	437	5,919
Total revenue	2,767	1,299	2,423	5,976	3,413	565	(221)	16,222	437	16,659

	2023 $m
	Insurance operations note (i)
	Hong Kong	Indonesia	Malaysia	Singapore	Growth markets and other	Eastspring	Inter- segment elimination	Total segment	Unallocated to a segment (central operations)	Total
Insurance revenue
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	1,089	582	642	970	670	–	–	3,953	–	3,953
Change in risk adjustment for non- financial risk	73	35	24	55	41	–	–	228	–	228
Release of CSM for services provided	787	187	203	478	538	–	–	2,193	–	2,193
Other adjustments note (ii)	73	32	31	45	71	–	–	252	–	252
Recovery of insurance acquisition cash flows	1,207	306	234	435	563	–	–	2,745	–	2,745
	3,229	1,142	1,134	1,983	1,883	–	–	9,371	–	9,371
Other revenue note (iii)	22	4	4	–	39	299	–	368	1	369
Total revenue from external customers note (iv)	3,251	1,146	1,138	1,983	1,922	299	–	9,739	1	9,740
Intra-group revenue	–	–	–	–	–	184	(184)	–	–	–
Investment return
Interest income	1,033	92	239	785	627	7	–	2,783	164	2,947
Dividend and other investment income	775	93	151	528	117	3	–	1,667	7	1,674
Investment appreciation (depreciation)	2,155	50	177	1,490	1,309	4	–	5,185	(43)	5,142
	3,963	235	567	2,803	2,053	14	–	9,635	128	9,763
Total revenue	7,214	1,381	1,705	4,786	3,975	497	(184)	19,374	129	19,503
Notes
(i)The Group’s share of the results from the joint ventures and associates that are equity accounted for, including the Group’s life joint venture in Mainland
China, is presented in a single line within the Group’s profit before tax on a net of related tax basis, and therefore not shown in the analysis of revenue line items above. Revenue from external customers of the Mainland China joint venture (Prudential’s share) in 2025 is $544 million (2024: $573 million; 2023:
$560 million). Further financial information on the Mainland China joint venture is provided in note D6.3.
(ii)Other adjustments comprise experience adjustment for premium receipts relating to past and current services provided under insurance contracts and insurance revenue earned from contracts measured under the PAA as well as the revenue recognised to cover the tax charge attributable to policyholders.
(iii)Other revenue comprises revenue from external customers and consists primarily of revenue from the Group’s asset management business of $358 million
(2024: $333 million; 2023: $299 million).
(iv)Due to the nature of the business of the Group, there is no reliance on any major customers. Of the Group’s markets, other than Hong Kong, Indonesia,
Malaysia and Singapore as shown above, no individual markets have revenue from external customers that exceeds 10 per cent of the Group total for the years presented.
Schedule of investment return

	2025 $m	2024 $m	2023 $m
Interest income calculated using the effective interest method	413	477	340
Net gains on financial instruments at FVTPL note	15,784	5,250	9,400
Dividend income from Jackson shares designated at FVOCI recognised in the income statement	–	–	7
Other investment returns (including foreign exchange gains and losses)	331	363	267
Movement in amounts attributable to external unit holders of consolidated investment funds	(264)	(171)	(251)
Investment return recognised in the income statement	16,264	5,919	9,763
Valuation movements in Jackson shares recognised in other comprehensive income	–	–	8
Total investment return recognised in the income statement and other comprehensive income	16,264	5,919	9,771
Note
Net gains on financial instruments at FVTPL comprise interest income, dividend income and investment appreciation (depreciation) on such financial instruments.
Net realised gains and losses on the Group’s investments for 2025 recognised in the income statement amounted to a net gain of $2.9 billion (2024: $(0.5) billion loss; 2023: $(6.0) billion loss).

Schedule of net insurance and reinsurance finance income (expense)	The following table provides an analysis of net insurance and reinsurance finance income (expense).

	2025 $m	2024 $m	2023 $m
Net finance (expense) income from insurance contracts notes (i)(ii)
Accretion of interest on GMM contracts	(337)	(295)	(233)
Changes in fair value of underlying assets and other adjustments relating to VFA contracts	(13,859)	(3,258)	(8,162)
Effect of changes in interest rates and other financial assumptions	(208)	(491)	(276)
Effect of measuring changes in estimates at current rates and adjusting the CSM at locked-in rates	15	5	43
Net foreign exchange gain	107	21	12
Other finance (expense) from insurance contracts note (iii)	(330)	(136)	(223)
	(14,612)	(4,154)	(8,839)
Net finance income (expense) from reinsurance contracts held notes (i)(ii)
Accretion of interest on GMM contracts	151	109	45
Effect of changes in interest rates and other financial assumptions	(254)	(467)	168
Effect of measuring changes in estimates at current rates and adjusting the CSM at locked-in rates	15	(23)	(11)
Net foreign exchange (loss) gain	(71)	19	(8)
Other finance income from reinsurance contracts note (iv)	–	24	(3)
	(159)	(338)	191
Notes
(i)The Group has made an accounting policy choice to disaggregate the finance component of the risk adjustment and present it under insurance finance income
(expenses) instead of insurance service result.
(ii)The analysis of the investment return on the assets of the Group is provided in note B1.3. The investment return included in the income statement relates to all investment assets of the Group, irrespective of whether the return is attributable to shareholders or policyholders or whether the assets are backing insurance contracts classified as VFA or GMM. The impact of changes in market movements on the assets and insurance contract liabilities will vary depending on whether the insurance contracts are classified as VFA or GMM, which is discussed further in note C6.1. For example, a significant portion of the Group’s investment portfolio comprises assets that are part of the underlying items relating to VFA contracts. Market movements in these underlying assets, as included in Investment return, are matched by a movement in insurance liabilities as included in Insurance finance income (expense). Accordingly, the principal driver for the year-on-year variations in the 'Changes in fair value of underlying assets and other adjustments relating to VFA contracts' in the table above is the investment return element, as shown directionally in the 'Net gains on financial instruments at FVTPL' in the table in note B1.3.
(iii)Other finance expense from insurance contracts includes the effect of changes in the policyholders’ interest in the excess net assets of relevant participating funds of $(320) million (2024: $(110) million; 2023: $(192) million).
(iv)Other finance income (expense) from reinsurance contracts held includes the effect of changes in non-performance risk of reinsurers of less than $1 million
(2024: $24 million; 2023: $(3) million).

Schedule of additional segmental analysis of profit after tax

	2025 $m	2024 $m	2023 $m
	Profit after tax	Profit after tax	Profit after tax
Hong Kong	1,333	851	976
Indonesia	224	181	156
Mainland China note	(24)	159	(577)
Malaysia note	325	296	257
Singapore	966	566	512
Growth markets and other note	535	503	775
Asset management	1,633	264	254
Total segment profit	4,992	2,820	2,353
Unallocated to a segment (central operations)	(873)	(405)	(641)
Total profit after tax	4,119	2,415	1,712
Note
The Growth markets and other segment comprises all other Asia and Africa insurance businesses alongside amounts that are not included in the segment profit of an individual business unit, including tax on life joint ventures and associates that are accounted for on an equity-method basis. Accordingly, on the segmental analysis of the profit after tax above, the amount shown for Mainland China is before tax (with its tax being included in the Growth markets and other segment).
The Group's share of the Mainland China joint venture's post-tax result was $3 million (2024: $141 million; 2023: $(366) million).